UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                     DATE OF REPORTING PERIOD: JULY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                     WHG LARGECAP
                                                                      VALUE FUND
                                                       JULY 31, 2008 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 92.7%
                                                           SHARES       VALUE
                                                         ---------   -----------
CONSUMER DISCRETIONARY - 4.8%
   Nike, Cl B ........................................      21,500   $ 1,261,620
   Walt Disney .......................................      41,500     1,259,525
                                                                     -----------
                                                                       2,521,145
                                                                     -----------
CONSUMER STAPLES - 7.1%
   Colgate-Palmolive .................................      17,100     1,270,017
   General Mills .....................................      19,700     1,268,483
   Philip Morris International .......................      24,200     1,249,930
                                                                     -----------
                                                                       3,788,430
                                                                     -----------
ENERGY - 15.5%
   Apache ............................................       5,800       650,586
   ConocoPhillips ....................................      15,400     1,256,948
   Exxon Mobil .......................................      15,600     1,254,708
   Marathon Oil ......................................      12,800       633,216
   McDermott International* ..........................      25,000     1,191,750
   Murphy Oil ........................................       8,400       669,732
   Occidental Petroleum ..............................      17,200     1,355,876
   XTO Energy ........................................      26,100     1,232,703
                                                                     -----------
                                                                       8,245,519
                                                                     -----------
FINANCIAL SERVICES - 20.9%
   ACE ...............................................      24,800     1,257,360
   Citigroup .........................................      45,400       848,526
   Comerica ..........................................      42,300     1,214,856
   Franklin Resources ................................      14,000     1,408,540
   Hartford Financial Services Group .................      20,900     1,324,851
   JP Morgan Chase ...................................      30,800     1,251,404
   MetLife ...........................................      23,300     1,182,941
   State Street ......................................      18,000     1,289,520
   Wells Fargo .......................................      43,500     1,316,745
                                                                     -----------
                                                                      11,094,743
                                                                     -----------
HEALTH CARE - 8.3%
   Covidien ..........................................      12,900       635,196
   CVS/Caremark ......................................      31,800     1,160,700

THE ADVISORS' INNER CIRCLE FUND                                     WHG LARGECAP
                                                                      VALUE FUND
                                                       JULY 31, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED
                                                           SHARES       VALUE
                                                         ---------   -----------
HEALTH CARE - CONTINUED
   Johnson & Johnson .................................      18,800   $ 1,287,236
   Wyeth .............................................      32,200     1,304,744
                                                                     -----------
                                                                       4,387,876
                                                                     -----------
INDUSTRIALS - 7.2%
   General Electric ..................................      45,100     1,275,879
   ITT ...............................................      10,200       682,992
   Textron ...........................................      14,100       612,927
   United Technologies ...............................      19,900     1,273,202
                                                                     -----------
                                                                       3,845,000
                                                                     -----------
MATERIALS & PROCESSING - 2.4%
   Freeport-McMoRan Copper & Gold ....................      13,100     1,267,425
                                                                     -----------
TECHNOLOGY - 14.8%
   Accenture, Cl A ...................................      30,600     1,277,856
   Automatic Data Processing .........................      28,600     1,221,506
   Cisco Systems* ....................................      57,800     1,271,022
   EMC* ..............................................      67,700     1,016,177
   International Business Machines ...................       9,400     1,203,012
   Microsoft .........................................      23,800       612,136
   Oracle* ...........................................      58,000     1,248,740
                                                                     -----------
                                                                       7,850,449
                                                                     -----------
TELEPHONE & TELECOMMUNICATIONS - 4.5%
   AT&T ..............................................      38,100     1,173,861
   Verizon Communications ............................      35,300     1,201,612
                                                                     -----------
                                                                       2,375,473
                                                                     -----------
UTILITIES - 7.2%
   Dominion Resources ................................      28,700     1,267,966
   Exelon ............................................      15,500     1,218,610
   PG&E ..............................................      34,200     1,317,726
                                                                     -----------
                                                                       3,804,302
                                                                     -----------
   TOTAL COMMON STOCK
      (Cost $50,167,044) .............................                49,180,362
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                                     WHG LARGECAP
                                                                      VALUE FUND
                                                       JULY 31, 2008 (UNAUDITED)

SHORT-TERM INVESTMENTS (A) - 9.4%
                                                           SHARES       VALUE
                                                         ---------   -----------
   Fidelity Money Management Fund,
      Cl I, 2.622% ...................................   3,495,025   $ 3,495,025
   SEI Daily Income Trust, Government Money
      Market Fund, Cl A, 2.280% ......................   1,512,607     1,512,607
                                                                     -----------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $5,007,632) ..............................                 5,007,632
                                                                     -----------
   TOTAL INVESTMENTS - 102.1%
      (Cost $55,174,676) + ...........................               $54,187,994
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $53,063,779.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

CL   CLASS

+ AT JULY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $55,174,676, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,528,028 AND $(3,514,710), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

WHG-QH-007-0300

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                       JULY 31, 2008 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 97.6%
                                                           SHARES       VALUE
                                                         ---------   -----------
AUTO & TRANSPORTATION - 6.2%
   Alexander & Baldwin ...............................      44,100   $ 1,913,499
   Eagle Bulk Shipping ...............................      69,829     2,027,834
   Gentex ............................................     127,600     1,972,696
                                                                     -----------
                                                                       5,914,029
                                                                     -----------
CONSUMER DISCRETIONARY - 7.4%
   Alberto-Culver ....................................      70,300     1,886,149
   BJ's Wholesale Club * .............................      51,100     1,917,783
   Mattel ............................................     107,400     2,153,370
   Tupperware Brands .................................      27,900     1,088,100
                                                                     -----------
                                                                       7,045,402
                                                                     -----------
CONSUMER STAPLES - 3.8%
   Dr. Pepper Snapple Group * ........................      89,300     1,845,831
   UST ...............................................      33,900     1,783,479
                                                                     -----------
                                                                       3,629,310
                                                                     -----------
FINANCIAL SERVICES - 17.6%
   Alleghany * .......................................       2,756       868,884
   Axis Capital Holdings .............................      59,400     1,881,792
   Cullen ............................................      36,900     1,946,106
   Eaton Vance .......................................      54,200     2,012,988
   Federated Investors, Cl B .........................      58,700     1,928,882
   Fidelity National Financial, Cl A .................     145,000     1,937,200
   Lazard, Cl A ......................................      55,100     2,248,631
   RLI ...............................................      18,200       994,084
   Safety Insurance Group ............................      24,500     1,040,515
   Willis Group Holdings .............................      63,800     1,995,026
                                                                     -----------
                                                                      16,854,108
                                                                     -----------
HEALTH CARE - 7.0%
   Alpharma, Cl A * ..................................      80,200     1,821,342
   Amedisys * ........................................      15,800     1,013,096
   Laboratory Corp of America Holdings * .............      13,900       939,362
   Universal Health Services, Cl B ...................      31,500     1,909,530

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                       JULY 31, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED
                                                           SHARES       VALUE
                                                         ---------   -----------
HEALTH CARE - CONTINUED
   Valeant Pharmaceuticals International * ...........      58,000   $   992,960
                                                                     -----------
                                                                       6,676,290
                                                                     -----------
INDUSTRIAL - 11.8%
   Alliant Techsystems * .............................       9,100       900,809
   Gardner Denver * ..................................      42,600     1,942,560
   Kennametal ........................................      27,300       812,448
   Lennox International ..............................      54,000     1,927,800
   Manpower ..........................................      40,000     1,920,000
   Terex * ...........................................      35,800     1,694,414
   Trinity Industries ................................      56,300     2,119,132
                                                                     -----------
                                                                      11,317,163
                                                                     -----------
MATERIALS & PROCESSING - 8.7%
   Albemarle .........................................      46,100     1,794,673
   Allegheny Technologies ............................      40,500     1,915,245
   Eastman Chemical ..................................      32,100     1,924,716
   Owens-Illinois * ..................................      20,600       870,144
   URS * .............................................      43,746     1,833,833
                                                                     -----------
                                                                       8,338,611
                                                                     -----------
OTHER ENERGY - 8.6%
   Cabot Oil & Gas ...................................      40,700     1,791,207
   Enbridge Energy Partners LP (A) ...................      27,600     1,372,824
   Plains All American Pipeline LP (A) ...............      29,100     1,340,637
   Plains Exploration & Production LP (A)* ...........      33,300     1,863,801
   Unit * ............................................      28,200     1,904,910
                                                                     -----------
                                                                       8,273,379
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS - 5.1%
   Equity Lifestyle Properties .......................      20,900     1,003,409
   Healthcare Realty Trust ...........................      68,200     1,978,482
   Mack-Cali Realty ..................................      49,200     1,888,296
                                                                     -----------
                                                                       4,870,187
                                                                     -----------
TECHNOLOGY - 15.6%
   CACI International, Cl A * ........................      39,700     1,784,912
   CommScope * .......................................      41,900     1,868,321

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                       JULY 31, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED
                                                           SHARES       VALUE
                                                         ---------   -----------
TECHNOLOGY - CONTINUED
   Harris ............................................      36,400   $ 1,752,660
   Jack Henry & Associates ...........................      84,907     1,833,142
   Novell * ..........................................     344,700     1,919,979
   Perot Systems, Cl A * .............................     111,700     1,867,624
   Sybase * ..........................................      60,100     2,019,961
   Total System Services .............................      97,500     1,909,050
                                                                     -----------
                                                                      14,955,649
                                                                     -----------
UTILITIES - 5.8%
   DPL ...............................................      75,400     1,913,652
   Southern Union ....................................      70,200     1,833,624
   Wisconsin Energy ..................................      39,700     1,791,264
                                                                     -----------
                                                                       5,538,540
                                                                     -----------
   TOTAL COMMON STOCK
      (Cost $94,732,118) .............................                93,412,668
                                                                     -----------
SHORT-TERM INVESTMENT (B) - 5.1%
   SEI Daily Income Trust, Government Money
      Market Fund, Cl A, 2.280%
      (Cost $4,864,022) ..............................   4,864,022     4,864,022
                                                                     -----------
   TOTAL INVESTMENTS - 102.7%
      (Cost $99,596,140) + ...........................               $98,276,690
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $95,654,903.

*    NON-INCOME PRODUCING SECURITY.

(A) SECURITIES CONSIDERED MASTER LIMITED PARTNERSHIP. AT JULY 31, 2008, THESE SECURITIES AMOUNTED TO $4,577,262 OR 4.8% OF NET ASSETS.

(B)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

CL - CLASS

LP - LIMITED PARTNERSHIP

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                       JULY 31, 2008 (UNAUDITED)

+ AT JULY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $99,596,140, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,844,535 AND $(7,163,985), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

WHG-QH-006-0300

THE ADVISORS' INNER CIRCLE FUND                               WHG SMALLCAP VALUE
                                                                            FUND
                                                       JULY 31, 2008 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 92.7%
                                                           SHARES       VALUE
                                                         ---------   -----------
AUTO & TRANSPORTATION - 3.9%
   Arlington Tankers                                        18,000   $   367,020
   OceanFreight                                             19,500       378,495
                                                                     -----------
                                                                         745,515
                                                                     -----------
CONSUMER DISCRETIONARY - 11.8%
   Aeropostale*                                             12,200       393,450
   Marcus                                                   25,700       408,887
   Orient-Express Hotels, Cl A                               6,200       206,398
   Tupperware Brands                                        10,800       421,200
   Vail Resorts*                                            10,400       419,952
   Warnaco Group*                                            9,300       390,135
                                                                     -----------
                                                                       2,240,022
                                                                     -----------
CONSUMER STAPLES - 4.3%
   Diamond Foods                                            16,700       406,144
   J&J Snack Foods                                          13,300       421,211
                                                                     -----------
                                                                         827,355
                                                                     -----------
ENERGY - 13.1%
   Atlas America                                            10,950       405,588
   MarkWest Energy Partners LP (A)                          12,600       416,430
   Matrix Service*                                          21,100       476,227
   NATCO Group, Cl A*                                        8,200       390,730
   Oil States International*                                 3,500       192,080
   Penn Virginia                                             3,500       212,625
   Targa Resources Partners LP (A)                          17,900       403,287
                                                                     -----------
                                                                       2,496,967
                                                                     -----------
FINANCIAL SERVICES - 11.7%
   IPC Holdings                                             13,700       439,770
   National Penn Bancshares                                 15,000       201,450
   SeaBright Insurance Holdings*                            28,600       328,900
   Stifel Financial*                                        10,250       431,628
   SVB Financial Group*                                      7,500       431,925
   Texas Capital Bancshares*                                12,600       203,490

THE ADVISORS' INNER CIRCLE FUND                               WHG SMALLCAP VALUE
                                                                            FUND
                                                       JULY 31, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED
                                                           SHARES       VALUE
                                                         ---------   -----------
FINANCIAL SERVICES - CONTINUED
   United Bankshares                                         8,000   $   201,520
                                                                     -----------
                                                                       2,238,683
                                                                     -----------
HEALTH CARE - 2.4%
   Gentiva Health Services*                                 17,700       452,058
                                                                     -----------
INDUSTRIAL - 14.4%
   AO Smith                                                 10,000       397,000
   Hurco*                                                   10,800       315,144
   Kaydon                                                    8,400       398,328
   Knoll                                                    27,800       429,232
   Lennox International                                     11,400       406,980
   Middleby*                                                 7,700       360,360
   Moog, Cl A*                                               9,700       431,165
                                                                     -----------
                                                                       2,738,209
                                                                     -----------
MATERIALS & PROCESSING - 7.0%
   Layne Christensen*                                        8,400       383,628
   Northwest Pipe*                                           7,100       412,865
   RTI International Metals*                                12,200       332,572
   Thompson Creek Metals*                                   11,700       199,368
                                                                     -----------
                                                                       1,328,433
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS - 9.5%
   DCT Industrial Trust                                     47,200       399,784
   Equity Lifestyle Properties                               8,600       412,886
   LaSalle Hotel Properties                                  9,000       204,390
   Lexington Realty Trust                                   27,900       401,760
   Potlatch                                                  8,400       391,188
                                                                     -----------
                                                                       1,810,008
                                                                     -----------
TECHNOLOGY - 10.3%
   Benchmark Electronics*                                   28,300       414,312
   Mantech International, Cl A*                              7,100       396,464
   MKS Instruments*                                         19,800       407,880
   SI International*                                        17,800       325,384

THE ADVISORS' INNER CIRCLE FUND                               WHG SMALLCAP VALUE
                                                                            FUND
                                                       JULY 31, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED
                                                           SHARES       VALUE
                                                         ---------   -----------
TECHNOLOGY - CONTINUED
   Teledyne Technologies*                                    6,700   $   421,430
                                                                     -----------
                                                                       1,965,470
                                                                     -----------
UTILITIES - 4.3%
   Cleco                                                    16,500       414,645
   Portland General Electric                                17,200       404,028
                                                                     -----------
                                                                         818,673
                                                                     -----------
   TOTAL COMMON STOCK
      (Cost $17,885,184)                                              17,661,393
                                                                     -----------
SHORT-TERM INVESTMENT (B) - 8.4%
   SEI Daily Income Trust, Government Money
      Market Fund, Cl A, 2.280%
      (Cost $1,605,569)                                  1,605,569     1,605,569
                                                                     -----------
   TOTAL INVESTMENTS - 101.1%
      (Cost $19,490,753) +                                           $19,266,962
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $19,063,609.

*    NON-INCOME PRODUCING SECURITY.

(A) SECURITIES CONSIDERED MASTER LIMITED PARTNERSHIP. AT JULY 31, 2008, THESE SECURITIES AMOUNTED TO $819,717 OR 4.30% OF NET ASSETS.

(B)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

CL   CLASS

LP   LIMITED PARTNERSHIP

+ AT JULY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $19,490,753, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,420,533 AND $(1,644,324), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

WHG-QH-009-0300

THE ADVISORS' INNER CIRCLE FUND                                       WHG INCOME
                                                                OPPORTUNITY FUND
                                                       JULY 31, 2008 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 21.1%
                                                          SHARES        VALUE
                                                       -----------  ------------
AUTO & TRANSPORTATION - 0.9%
   Teekay LNG Partners LP (A) ........................      56,949  $  1,418,599
                                                                    ------------
CONSUMER STAPLES - 3.8%
   General Mills .....................................      30,999     1,996,026
   UST ...............................................      72,200     3,798,442
                                                                    ------------
                                                                       5,794,468
                                                                    ------------
ENERGY - 8.6%
   Energy Transfer Equity LP (A) .....................      63,400     1,884,248
   Enterprise Products Partners LP (A) ...............      51,700     1,538,075
   Kinder Morgan Energy Partners LP (A) ..............      66,800     3,823,632
   Penn Virginia Resource Partners LP
      (A) ............................................      55,900     1,361,724
   Plains All American Pipeline LP (A) ...............      32,900     1,515,703
   TC Pipelines LP (A) ...............................      43,200     1,487,376
   Williams Pipeline Partners LP (A) .................      87,500     1,486,625
                                                                    ------------
                                                                      13,097,383
                                                                    ------------
INDUSTRIALS - 1.3%
   General Electric ..................................      69,700     1,971,813
                                                                    ------------
MATERIALS & PROCESSING - 1.1%
   Dow Chemical ......................................      50,800     1,692,148
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS - 4.1%
   Healthcare Realty Trust ...........................     145,700     4,226,757
   Rayonier ..........................................      42,500     1,985,600
                                                                    ------------
                                                                       6,212,357
                                                                    ------------
UTILITIES - 1.3%
   Portland General Electric .........................      80,400     1,888,596
                                                                    ------------
   TOTAL COMMON STOCK
      (Cost $32,524,785) .............................                32,075,364
                                                                    ------------

THE ADVISORS' INNER CIRCLE FUND                                       WHG INCOME
                                                                OPPORTUNITY FUND
                                                       JULY 31, 2008 (UNAUDITED)

PREFERRED STOCK - 17.5%
                                                          SHARES        VALUE
                                                       -----------  ------------
CONSUMER DISCRETIONARY - 5.1%
   CBS, 7.250% .......................................     177,500  $  3,889,025
   Comcast, Ser B, 7.000%.............................     166,100     3,873,452
                                                                    ------------
                                                                       7,762,477
                                                                    ------------
FINANCIAL SERVICES - 8.4%
   Bank One Capital VI, 7.200% .......................     162,300     3,768,606
   Citigroup, Ser AA, 8.125% .........................     166,900     3,429,795
   Fannie Mae, Ser O, 7.015% (B) .....................      17,200       516,000
   MetLife, Ser A, 4.000% (B) ........................     196,400     3,014,740
   Wells Fargo Capital IV, 7.000% ....................      81,400     1,992,672
                                                                    ------------
                                                                      12,721,813
                                                                    ------------
REAL ESTATE INVESTMENT TRUST - 2.7%
   Public Storage, Ser M, 6.625% .....................     205,300     4,087,523
                                                                    ------------
UTILITIES - 1.3%
   FPL Group Capital, Ser E, 7.450% ..................      75,700     1,975,770
                                                                    ------------
   TOTAL PREFERRED STOCK
      (Cost $30,821,871) .............................                26,547,583
                                                                    ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.0%
                                                           FACE
                                                          AMOUNT
                                                       -----------
   FHLB
      4.625%, 11/21/08 ............................... $ 3,250,000     3,268,921
   FHLMC
      5.000%, 01/16/09 ...............................   3,500,000     3,537,198
      4.125%, 11/30/09 ...............................   3,750,000     3,804,825
      3.625%, 09/15/08 ...............................   3,000,000     3,003,321
      1.946%, 08/25/08 (C) ...........................   3,500,000     3,495,124
   FNMA
      5.375%, 11/15/11 ...............................   3,500,000     3,682,494
      5.375%, 06/12/17 ...............................   2,000,000     2,111,588
      4.875%, 04/15/09 ...............................   2,750,000     2,789,111

THE ADVISORS' INNER CIRCLE FUND                                       WHG INCOME
                                                                OPPORTUNITY FUND
                                                       JULY 31, 2008 (UNAUDITED)

U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
                                                           FACE
                                                          AMOUNT        VALUE
                                                       -----------  ------------

   FNMA - continued
      3.375%, 05/19/11 ............................... $ 4,500,000  $  4,483,868
      3.250%, 02/15/09 ...............................   3,500,000     3,509,240
      2.544%, 12/08/08 (C) ...........................   3,000,000     2,973,126
      2.500%, 04/09/10 ...............................   3,500,000     3,468,220
      2.081%, 10/22/08 (C) ...........................   2,500,000     2,488,269
                                                                    ------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $42,590,519) .............................                42,615,305
                                                                    ------------
CORPORATE OBLIGATIONS - 9.4%
ENERGY - 1.8%
   Anadarko Petroleum
      3.176%, 09/15/08 (B) ...........................   1,750,000     1,734,983
   Marathon Oil
      5.900%, 03/15/18 ...............................   1,000,000       972,812
                                                                    ------------
                                                                       2,707,795
                                                                    ------------
FINANCIAL SERVICES - 3.2%
   American Express MTN
      2.62%, 08/18/08 (B) ............................   1,000,000       949,833
   Berkshire Hathaway Finance
      4.125%, 01/15/10 ...............................   2,100,000     2,118,279
   Caterpillar Financial Services
      4.500%, 06/15/09 ...............................   1,750,000     1,765,398
                                                                    ------------
                                                                       4,833,510
                                                                    ------------
INDUSTRIAL - 2.7%
   CSX
      6.250%, 04/01/15 ...............................   2,000,000     1,937,852
   Freeport-McMoRan Copper & Gold
      5.883%, 10/01/08 (B) ...........................   1,100,000     1,105,302
   Koninklijke Philips Electronics
      4.625%, 03/11/13 ...............................   1,200,000     1,185,870
                                                                    ------------
                                                                       4,229,024
                                                                    ------------

THE ADVISORS' INNER CIRCLE FUND                                       WHG INCOME
                                                                OPPORTUNITY FUND
                                                       JULY 31, 2008 (UNAUDITED)

CORPORATE OBLIGATIONS - CONTINUED
                                                           FACE
                                                          AMOUNT        VALUE
                                                       -----------  ------------
TECHNOLOGY - 1.7%
   Oracle
      4.950%, 04/15/13 ............................... $ 2,500,000  $  2,524,817
                                                                    ------------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $14,504,129) .............................                14,295,146
                                                                    ------------
U.S. TREASURY OBLIGATIONS - 10.2%
   U.S. Treasury Bills
      1.471%, 10/09/08 (C) ...........................   3,000,000     2,990,817
                                                                    ------------
   U.S. Treasury Notes
      4.875%, 08/31/08 ...............................   4,000,000     4,009,688
      4.000%, 06/15/09 ...............................   4,500,000     4,567,851
      2.625%, 05/31/10 ...............................   4,000,000     4,003,594
                                                                    ------------
                                                                      12,581,133
                                                                    ------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $15,547,877) .............................                15,571,950
                                                                    ------------

SHORT-TERM INVESTMENTS (D) - 13.1%
                                                           SHARES
                                                        -----------
   Fidelity Money Management Fund,
      Cl I, 2.622% ...................................  13,917,762    13,917,762

THE ADVISORS' INNER CIRCLE FUND                                       WHG INCOME
                                                                OPPORTUNITY FUND
                                                       JULY 31, 2008 (UNAUDITED)

SHORT-TERM INVESTMENTS (D) - CONTINUED
                                                          SHARES        VALUE
                                                       -----------  ------------
   SEI Daily Income Trust, Government Money
      Market Fund, Cl A, 2.280% ......................   5,927,900  $  5,927,900
                                                                    ------------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $19,845,662) .............................                19,845,662
                                                                    ------------
   TOTAL INVESTMENTS - 99.3%
      (Cost $155,834,843) + ..........................              $150,951,010
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $151,971,687.

(A) SECURITIES CONSIDERED MASTER LIMITED PARTNERSHIP. AT JULY 31, 2008, THESE SECURITIES AMOUNTED TO $14,515,982 OR 9.6% OF NET ASSETS.

(B)  FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2008.

(C)  THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(D)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

CL    - CLASS

FHLB  - FEDERAL HOME LOAN BANK

FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION

LP    - LIMITED PARTNERSHIP

MTN   - MEDIUM TERM NOTE

SER   - SERIES

+ AT JULY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $155,834,843, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,465,862 AND $(6,349,695), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

WHG-QH-005-0300

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                       JULY 31, 2008 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 58.6%
                                                           SHARES       VALUE
                                                          --------   -----------
CONSUMER DISCRETIONARY - 2.9%
   Nike, Cl B..........................................      2,500   $   146,700
   Walt Disney.........................................      4,700       142,645
                                                                     -----------
                                                                         289,345
                                                                     -----------
CONSUMER STAPLES - 4.7%
   Colgate-Palmolive...................................      2,000       148,540
   General Mills.......................................      2,400       154,536
   Philip Morris International.........................      3,200       165,280
                                                                     -----------
                                                                         468,356
                                                                     -----------
ENERGY - 9.3%
   Apache..............................................        600        67,302
   ConocoPhillips......................................      1,700       138,754
   Exxon Mobil.........................................      1,800       144,774
   Marathon Oil........................................      1,500        74,205
   McDermott International*............................      2,900       138,243
   Murphy Oil..........................................        800        63,784
   Occidental Petroleum................................      1,800       141,894
   XTO Energy..........................................      3,100       146,413
                                                                     -----------
                                                                         915,369
                                                                     -----------
FINANCIAL SERVICES - 13.3%
   ACE.................................................      3,000       152,100
   Citigroup...........................................      5,600       104,664
   Comerica............................................      5,100       146,472
   Franklin Resources..................................      1,600       160,976
   Hartford Financial Services Group...................      2,300       145,797
   JPMorgan Chase......................................      3,700       150,331
   MetLife.............................................      2,700       137,079
   State Street........................................      2,100       150,444
   Wells Fargo.........................................      5,300       160,431
                                                                     -----------
                                                                       1,308,294
                                                                     -----------
HEALTH CARE - 5.3%
   Covidien............................................      1,600        78,784
   CVS/Caremark........................................      3,700       135,050

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                       JULY 31, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED
                                                           SHARES       VALUE
                                                          --------   -----------
HEALTH CARE - CONTINUED
   Johnson & Johnson...................................      2,400   $   164,328
   Wyeth...............................................      3,700       149,924
                                                                     -----------
                                                                         528,086
                                                                     -----------
INDUSTRIALS - 4.8%
   General Electric....................................      5,500       155,595
   ITT.................................................      1,300        87,048
   Textron.............................................      1,700        73,899
   United Technologies.................................      2,400       153,552
                                                                     -----------
                                                                         470,094
                                                                     -----------
MATERIALS & PROCESSING - 1.6%
   Freeport-McMoRan Copper & Gold......................      1,600       154,800
                                                                     -----------
TECHNOLOGY - 9.4%
   Accenture, Cl A.....................................      3,700       154,512
   Automatic Data Processing...........................      3,600       153,756
   Cisco Systems*......................................      6,000       131,940
   EMC*................................................      8,400       126,084
   International Business Machines.....................      1,100       140,778
   Microsoft...........................................      2,900        74,588
   Oracle*.............................................      7,000       150,710
                                                                     -----------
                                                                         932,368
                                                                     -----------
TELECOMMUNICATION SERVICES - 2.9%
   AT&T................................................      4,500       138,645
   Verizon Communications..............................      4,200       142,968
                                                                     -----------
                                                                         281,613
                                                                     -----------
UTILITIES - 4.4%
   Dominion Resources..................................      3,400       150,212
   Exelon..............................................      1,700       133,654
   PG&E................................................      4,000       154,120
                                                                     -----------
                                                                         437,986
                                                                     -----------
   TOTAL COMMON STOCK
      (Cost $5,787,664)................................                5,786,311
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                       JULY 31, 2008 (UNAUDITED)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.4%
                                                            FACE
                                                           AMOUNT       VALUE
                                                          --------   -----------
   FHLB
      5.375%, 05/18/16.................................   $100,000   $   105,912
      4.625%, 11/21/08.................................    120,000       120,699
      3.875%, 01/15/10.................................     60,000        60,722
   FHLMC
      5.125%, 07/15/12.................................    100,000       104,543
      5.000%, 07/15/14.................................     60,000        62,406
      4.750%, 12/08/10.................................     80,000        82,507
      4.250%, 07/15/09.................................    125,000       126,549
      4.125%, 11/30/09.................................    100,000       101,462
      3.625%, 09/15/08.................................    125,000       125,138
   FNMA
      5.375%, 11/15/11.................................    100,000       105,214
      5.375%, 06/12/17.................................    100,000       105,579
      5.000%, 04/15/15.................................     60,000        62,248
      4.875%, 04/15/09.................................    100,000       101,422
      4.375%, 03/15/13.................................    125,000       127,044
      4.250%, 05/15/09.................................    125,000       126,367
      4.250%, 08/15/10.................................    100,000       102,065
      3.250%, 02/15/09.................................    100,000       100,264
      2.544%, 12/08/08 (A).............................    100,000        99,104
      2.081%, 10/22/08 (A).............................    100,000        99,531
                                                                     -----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $1,889,296)................................                1,918,776
                                                                     -----------
CORPORATE OBLIGATIONS - 6.9%
ENERGY - 2.3%
   Apache
      5.250%, 04/15/13.................................     75,000        76,052
   General Electric
      5.000%, 02/01/13.................................     75,000        75,414

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                       JULY 31, 2008 (UNAUDITED)

CORPORATE OBLIGATIONS - CONTINUED
                                                            FACE
                                                           AMOUNT       VALUE
                                                          --------   -----------
ENERGY - CONTINUED
   Marathon Oil
      5.900%, 03/15/18.................................   $ 75,000   $    72,961
                                                                     -----------
                                                                         224,427
                                                                     -----------
FINANCIAL SERVICES - 1.1%
   Ace INA Holdings
      5.600%, 05/15/15.................................     50,000        48,562
   Citigroup
      6.500%, 01/18/11.................................     60,000        61,614
                                                                     -----------
                                                                         110,176
                                                                     -----------
INDUSTRIALS - 1.5%
   Burlington Northern Santa Fe
      5.650%, 05/01/17.................................     75,000        72,830
   Koninklijke Philips Electronics
      4.625%, 03/11/13.................................     75,000        74,117
                                                                     -----------
                                                                         146,947
                                                                     -----------
TECHNOLOGY - 2.0%
   International Business Machines
      5.700%, 09/14/17.................................    100,000       101,483
   Oracle
      4.950%, 04/15/13.................................    100,000       100,993
                                                                     -----------
                                                                         202,476
                                                                     -----------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $686,581)..................................                  684,026
                                                                     -----------
U.S. TREASURY OBLIGATIONS - 13.8%
   U.S. Treasury Bill
      1.471%, 10/09/08 (A).............................    125,000       124,617
                                                                     -----------
   U.S. Treasury Notes
      5.125%, 05/15/16.................................    105,000       114,795
      4.875%, 08/31/08.................................    125,000       125,303
      4.750%, 02/28/09.................................    125,000       126,953

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                       JULY 31, 2008 (UNAUDITED)

U.S. TREASURY OBLIGATIONS - CONTINUED
                                                            FACE
                                                           AMOUNT       VALUE
                                                          --------   -----------
   U.S. Treasury Notes - continued
      4.250%, 08/15/15.................................   $ 95,000   $    99,164
      4.000%, 06/15/09.................................    250,000       253,770
      4.000%, 02/15/15.................................    110,000       113,549
      3.375%, 12/15/08.................................    150,000       150,902
      3.375%, 11/30/12.................................    125,000       126,191
      2.625%, 05/31/10.................................    125,000       125,112
                                                                     -----------
                                                                       1,235,739
                                                                     -----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $1,334,644)................................                1,360,356
                                                                     -----------

SHORT-TERM INVESTMENTS (B) - 5.2%
                                                            SHARES
                                                          --------
   Fidelity Money Management Fund, Cl I, 2.622%........    361,387       361,387
   SEI Daily Income Trust, Government Money Market
      Fund, Cl A, 2.280%...............................    146,512       146,512
                                                                     -----------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $507,899)..................................                  507,899
                                                                     -----------
   TOTAL INVESTMENTS - 103.9%
      (Cost $10,206,084) +.............................              $10,257,368
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $9,872,969.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

CL    - CLASS

FHLB  - FEDERAL HOME LOAN BANK

FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION

+ AT JULY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $10,206,084, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $500,879 AND $(449,595), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

WHG-QH-008-0300

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)                  /s/ Philip T. Masterson
                                          -----------------------------------
                                          Philip T. Masterson
                                          President

Date: September 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                  /s/ Philip T. Masterson
                                          -----------------------------------
                                          Philip T. Masterson
                                          President

Date: September 26, 2008

By (Signature and Title)                  /s/ Michael Lawson
                                          -----------------------------------
                                          Michael Lawson
                                          Controller & CFO

Date: September 26, 2008